Filed pursuant to Rule 497(e)
                                                 Registration File No. 333-66807

                                  E*TRADE FUNDS

                   SUPPLEMENT DATED MARCH 12, 2001 TO THE PROSPECTUS OF:

                               S&P 500 INDEX FUND
     dated May 1, 2000, as supplemented on May 31, 2000 and January 9, 2001
                                BOND INDEX FUND
     dated May 1, 2000, as supplemented on May 31, 2000 and January 9, 2001
                            INTERNATIONAL INDEX FUND
     dated May 1, 2000, as supplemented on May 31, 2000 and January 9, 2001
                           EXTENDED MARKET INDEX FUND
     dated May 1, 2000, as supplemented on May 31, 2000 and January 9, 2001
                           PREMIER MONEY MARKET FUND
   dated March 29, 2000, as supplemented on May 31, 2000 and January 9, 2001
                             TECHNOLOGY INDEX FUND
     dated May 1, 2000, as supplemented on May 31, 2000 and January 9, 2001
                             E-COMMERCE INDEX FUND
     dated May 1, 2000, as supplemented on May 31, 2000 and January 9, 2001
                            GLOBAL TITANS INDEX FUND
  dated February 16, 2000, as supplemented on May 31, 2000 and January 9, 2001
                          FINANCIAL SECTOR INDEX FUND
            dated December 26, 2000, as supplemented January 9, 2001
                            RUSSELL 2000 INDEX FUND
            dated December 26, 2000, as supplemented January 9, 2001
                                (each a "Fund")

This Supplement updates certain information in each Fund's Prospectus and includes the changes made to this section in the supplement to each Fund's Prospectus dated January 9, 2001. You may obtain a copy of each Fund's Prospectus without charge at our Website (www.etrade.com). Information on the Website is not incorporated by reference into the Prospectus unless specifically noted.

Prospectus

I. In the first paragraph following the fee table in the section titled "Fees and Expenses," the second sentence is replaced with the following:

            E*TRADE Securities charges a fee for wire transfers out of your E*TRADE Securities account. The fee is currently $25, but is subject to change under your E*TRADE Securities account agreement

      As noted previously in a Supplement to each Fund's Prospectus dated January 9, 2001, the second and third sentences of this same paragraph were also replaced. As a result, the entire paragraph now reads as follows:

            You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees. E*TRADE Securities charges a fee for wire transfers out of your E*TRADE Securities account. The fee is currently $25, but is subject to change under your E*TRADE Securities account agreement Also, transactions in Fund shares effected by speaking with an E*TRADE Securities representative will incur a brokerage account fee imposed by E*TRADE Securities under its account agreement. The fee is currently $35, but is subject to change as described in your E*TRADE Securities account agreement.

            Transactions in Fund shares effected online are not subject to the fee. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.